Legal Proceedings and Related Matters	9 Months Ended
Sep. 30, 2011
Legal Matters and Contingencies [Text Block]

10. Legal Proceedings and Related Matters

          The term the “Apple REIT Companies” means Apple REIT Six, Inc. Apple REIT Seven, Inc., Apple REIT Eight, Inc., Apple REIT Nine, Inc. and the Company.

          The Company is currently engaged in three ongoing putative class action lawsuits brought on behalf of purchasers of Units of at least one of the Apple REIT Companies during June 2011. As discussed below, one of the complaints was amended in October 2011.

          On October 10, 2011, the plaintiffs in Kronberg et al. v. David Lerner Associates Inc., et al, Case No. 2:11-cv-03558, filed an amended class action complaint in the United States District Court for the District of New Jersey, adding new parties and new claims to the action originally filed on June 20, 2011. The plaintiffs are residents of New York, Connecticut, and Florida alleged to be investors in the Company, Apple REIT Eight, Inc. and Apple REIT Nine, Inc. The new defendants are directors of these companies and Apple Suites Realty Group, Inc., Apple Eight Advisors, Inc., Apple Nine Advisors, Inc., Apple Ten Advisors, Inc., and Apple Fund Management, LLC. The amended complaint adds claims on behalf of subclasses of residents of New Jersey, New York, Connecticut and Florida, in addition to the putative nationwide class, and no longer includes purchasers of Apple REIT Six, Inc. and Apple REIT Seven, Inc. The amended complaint asserts new claims for breach of fiduciary duty and for violation of the securities laws of the states of New Jersey, Connecticut and Florida, and seeks certification of the subclasses, monetary damages including pre- and post-judgment interest, equitable relief and fees and costs. In addition to the allegations contained in the original complaint, the amended complaint alleges that David Lerner Associates, Inc., and the directors breached a fiduciary duty to the shareholders by failing to disclose material information about the prior Apple REIT Companies’ sources of distributions and share valuation, that they aided and abetted one another’s breaches, and that the Apple REIT entities and directors are jointly and severally liable for the acts of David Lerner Associates, Inc. The amended complaint also asserts that plaintiffs are entitled to recover under certain state securities laws.

          The Company believes that any claims against it, its officers and directors and other Apple entities are without merit, and intends to defend against them vigorously. At this time, the Company cannot reasonably predict the outcome of these proceedings or provide a reasonable estimate of the possible loss or range of loss due to these proceedings, if any.

          Also, in May 2011, the Financial Industry Regulatory Authority (“FINRA”) filed a complaint against David Lerner Associates, Inc., related to its sales practices relative to the Units of the Company. The Company is unaffiliated with David Lerner Associates, Inc.; however, the Company relies upon it for the offer and sale and administration of the Units. The Company intends to cooperate with regulatory or governmental inquiries.